Segmented information - Disclosure of detailed information about geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 231,339	$ 0
Cost Of Sales [Abstract]
Production costs	(115,769)	0
Depreciation and depletion	(23,603)	0
Royalties	(13,957)	0
Income from mine operations	78,010	0
Share of net earnings related to joint venture		31,670
Termination of offtake agreement	(13,063)	0
General and administrative expenses	(20,022)	(15,286)
Exploration and evaluation expenditures	(6,142)	(2,009)
Share of net income related to joint venture	2,432	31,670
Service fee earned as operators of joint venture	976	5,747
Gain on derecognition of equity investment in joint venture	1,416	0
(Loss) income from operations and joint venture	43,607	20,122
Transaction costs	(2,492)	(378)
Finance income	5,853	6,255
Finance expense	(38,304)	(23)
Foreign exchange gain (loss)	(123)	109
Net (loss) income and comprehensive (loss) income for the year	8,541	26,085
Canada [Member]
Disclosure of operating segments [line items]
Revenue	0
Cost Of Sales [Abstract]
Production costs	0
Depreciation and depletion	0
Royalties	0
Income from mine operations	0
Share of net earnings related to joint venture		0
Termination of offtake agreement	0
General and administrative expenses	(17,984)	(15,037)
Exploration and evaluation expenditures	0	0
Share of net income related to joint venture	0
Service fee earned as operators of joint venture	976	5,747
Gain on derecognition of equity investment in joint venture	1,416
(Loss) income from operations and joint venture	(15,592)	(9,290)
Transaction costs	(2,492)	(378)
Finance income	3,926	2,899
Finance expense	(7,394)	(22)
Foreign exchange gain (loss)	(87)	110
Net (loss) income and comprehensive (loss) income for the year	(21,639)	(6,681)
Ghana [Member]
Disclosure of operating segments [line items]
Revenue	231,339
Cost Of Sales [Abstract]
Production costs	(115,769)
Depreciation and depletion	(23,603)
Royalties	(13,957)
Income from mine operations	78,010
Termination of offtake agreement	(13,063)
General and administrative expenses	(2,038)
Exploration and evaluation expenditures	(6,142)
Share of net income related to joint venture	2,432
Service fee earned as operators of joint venture	0
Gain on derecognition of equity investment in joint venture	0
(Loss) income from operations and joint venture	59,199
Transaction costs	0
Finance income	1,927
Finance expense	(30,910)
Foreign exchange gain (loss)	(36)
Net (loss) income and comprehensive (loss) income for the year	$ 30,180
West Africa [Member]
Cost Of Sales [Abstract]
Share of net earnings related to joint venture		31,670
General and administrative expenses		(249)
Exploration and evaluation expenditures		(2,009)
Service fee earned as operators of joint venture		0
(Loss) income from operations and joint venture		29,412
Transaction costs		0
Finance income		3,356
Finance expense		(1)
Foreign exchange gain (loss)		(1)
Net (loss) income and comprehensive (loss) income for the year		$ 32,766